Issues Related to Maxus Entities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 29, 2016	Jun. 17, 2016	Dec. 16, 2014	Feb. 10, 2014	Dec. 31, 2013	May 01, 2023	Apr. 06, 2023	Jun. 30, 2018	Jun. 14, 2018
Deconsolidation [line items]
Loss Contingency, Estimate of claiming alleged damages Amount								$ 14,000.0
Settllement Agreement [Member]
Deconsolidation [line items]
Maximum litigation a limited liability					$ 400.0
Top of range [member] | Settllement Agreement [Member]
Deconsolidation [line items]
Payment and settlement of environmental liabilities			$ 400.0
Top of range [member] | New Jersey Court approved the Settlement Agreement [Member]
Deconsolidation [line items]
Payment of litigation settlement					$ 400.0
Bottom of range [member] | New Jersey Court approved the Settlement Agreement [Member]
Deconsolidation [line items]
Payment of litigation settlement				$ 65.0
Chapter 11 Plan of Liquidation [Member]
Deconsolidation [line items]
Settlement payment	$ 130.0
Description of settlement payment subject to debtors agreement	On December 29, 2016, the Maxus Entities filed with the Bankruptcy Court their proposed Liquidation Plan under the United States Bankruptcy Code. The Liquidation Plan foresaw a 130 Settlement Payment under the 2016 Agreement and provided that, if the 2016 Agreement was approved, portions of the 130 Settlement Payment would be deposited into (i) a liquidating trust for distribution to creditors and (ii) an environmental response trust for use in remediation. Moreover, if the Liquidation Plan were approved, the 2016 Agreement with the Maxus Entities would likely be confirmed and the claims against the YPF Entities, including the alter-ego claims, would be settled and released in exchange for the 130 Settlement Payment.
Maxus Entities [member]
Deconsolidation [line items]
Settlement payment		$ 130.0
Maxus Entities [member] | Settllement Agreement [Member]
Deconsolidation [line items]
Litigation settlement claim amount			$ 190.0
Maxus Entities [member] | Compliance with the Settlement Agreement [Member]
Deconsolidation [line items]
Payment of litigation settlement				$ 65.0
Maxus Energy Corporation Liquidating Trust [member]
Deconsolidation [line items]
Claim alleged damages									$ 14,000.0
YPF and Repsol Defendands [Member] | Trust settlement agreement [member]
Deconsolidation [line items]
Aggregate claims							$ 575.0
Net amount agreed to be settled						$ 287.5
YPF Holdings [member] | Maxus Entities [member]
Deconsolidation [line items]
Loan payable to related parties face value		63.1
YPF Holdings [member] | Maxus Entities [member] | Debtor-in-possession loan [member]
Deconsolidation [line items]
Return of the outstanding amounts		$ 12.0